Consolidated Interim Statements of Cash Flows (Unaudited) - CAD ($)	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Operating activities:
Loss for the period	$ (30,617,317)	$ (740,433)
Items not involving cash:
Finance expense	613	1,006
Share-based compensation	309,870	2,566
Depreciation	2,551	3,395
Change in benefits to employees	3,553	(310)
Change in fair value of derivative warrants liabilities	28,977,934
Shares issued for services	53,567	41,875
Unrealized foreign exchange loss (gain)	(117,661)	76,562
Changes in non-cash working capital items:
Accounts receivables	(14,452)	90,419
Trade payables and accrued liabilities	104,155	(58,691)
Deferred revenue	(32,133)	(200,907)
Prepaid expenses	(65,282)	174,961
Related parties	(85,205)
Net cash used in operating activities	(1,479,807)	(609,557)
Investing activities:
Purchase of property and equipment		(860)
Investment in intangible assets		(107,434)
Net cash used in investing activities		(108,294)
Financing activities:
Proceeds from public offering, net	7,450,546
Proceeds (repayment of) from long term loan	(11,621)	(11,709)
Net cash provided by (used in) financing activities	7,438,925	(11,709)
Net Increase (Decrease) in cash	5,959,118	(729,560)
Effect of foreign exchange rate changes on cash	99,016	(34,071)
Cash at beginning of period	3,113,934	2,392,871
Cash at end of period	9,172,068	1,629,240
Supplemental disclosure of cash flow information
Cash paid during the year for interest	$ 1,288	$ 968